[SRSY LOGO]                                  Stradley Ronon Stevens & Young, LLP
                                                        2600 One Commerce Square
                                                    Philadelphia, PA  19103-7098
                                                       Telephone  (215) 564-8000
                                                             Fax  (215) 564-8120
                                                                www.stradley.com
Mark A. Sheehan

MSheehan@Stradley.com

215-564-8027

                                January 31, 2008

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Attention:  Filing Desk

      Re:      MGI Funds (the "Trust")
               File Nos. 33-123467, 811-21732
               Definitive Information Statement

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 14c-5(b) under the Securities Exchange
Act of 1934, as amended,  submitted  electronically via the EDGAR system, please find enclosed the definitive copy of the  information  statement to be furnished to  shareholders  of the MGI US Small/Mid Cap Value Equity Fund (the "Fund"),  a
series of the Trust.

     The  definitive   information   statement  reflects  changes  made  to  the
preliminary  version  of the  information  statement  as  filed  with  the  U.S.
Securities and Exchange  Commission (the  "Commission")  on January 10, 2008, in
order to respond to  certain  comments  that had been  conveyed  by Mr.  Chad D.
Eskildsen on behalf of the Commission staff.

     Please direct any inquiries  regarding this filing to my attention at (215)
564-8027.

                                                  Very truly yours,

                                                  /s/Mark A. Sheehan
                                                  Mark A. Sheehan

cc:    Evelyn DeSimone
       Mercer Global Investments, Inc.